Condensed Schedule of Investments - USD ($)	Dec. 31, 2015		Dec. 31, 2014
Schedule of Investments [Line Items]
Fair Value	$ 1,443,267		$ 6,462,482
Net fair value	$ 56,936,473		$ 6,462,482
Fair value Percentage of Partners' Capital			5.47%
Percentage of Partners' Capital	61.32%
Futures and Forward Contracts [Member]
Schedule of Investments [Line Items]
Fair Value	$ 1,443,267		$ 6,462,482
Percentage of Partners' Capital	1.56%		5.47%
Investments in U.S. Treasury Bills [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value	$ 55,493,206
Percentage of Partners' Capital	59.76%
Investments in U.S. Treasury Bills [Member] | US Treasury Bills, 0.015% [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value	$ 32,744,699
Percentage of Partners' Capital	35.26%
Investments in U.S. Treasury Bills [Member] | US Treasury Bills, 0.0125% [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value	$ 22,748,507
Percentage of Partners' Capital	24.50%
Long [Member] | Futures and Forward Contracts [Member]
Schedule of Investments [Line Items]
Fair Value	$ (536,719)		$ 1,307,965
Percentage of Partners' Capital	(0.58%)		1.10%
Long [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (297,764)		$ (1,909,532)
Percentage of Partners' Capital	(0.32%)		(1.62%)
Long [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (106,383)		$ 236,709
Percentage of Partners' Capital	(0.11%)		0.20%
Long [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Schedule of Investments [Line Items]
Fair Value	$ 49,531		$ 52,035
Percentage of Partners' Capital	0.05%		0.04%
Long [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Schedule of Investments [Line Items]
Fair Value	$ (182,103)		$ 2,928,753
Percentage of Partners' Capital	(0.20%)		2.48%
Short [Member] | Futures and Forward Contracts [Member]
Schedule of Investments [Line Items]
Fair Value	$ 1,979,986		$ 5,154,517
Percentage of Partners' Capital	2.14%		4.37%
Short [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Fair Value	$ 1,165,474		$ 4,259,593
Percentage of Partners' Capital	1.26%		3.61%
Short [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (118,018)		$ (97,922)
Percentage of Partners' Capital	(0.13%)		(0.08%)
Short [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Schedule of Investments [Line Items]
Fair Value	$ 944,480		$ 991,501
Percentage of Partners' Capital	1.02%		0.84%
Short [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Schedule of Investments [Line Items]
Fair Value	$ (11,950)		$ 1,345
Percentage of Partners' Capital	(0.01%)		0.00%	[1]
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Schedule of Investments [Line Items]
Fair Value	$ (389,578)		$ 4,070,467
Net fair value	$ 21,357,792
Investments in U.S. Treasury bills, at fair value			$ 4,070,467
Fair value Percentage of Partners' Capital			3.72%
Percentage of Partners' Capital	23.63%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Futures and Forward Contracts [Member]
Schedule of Investments [Line Items]
Fair Value	$ (389,578)		$ 4,070,467
Percentage of Partners' Capital	(0.43%)		3.72%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Investments in U.S. Treasury Bills [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value	$ 21,747,370
Percentage of Partners' Capital	24.06%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Investments in U.S. Treasury Bills [Member] | US Treasury Bills, 0.015% [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value	$ 12,497,977
Percentage of Partners' Capital	13.83%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Investments in U.S. Treasury Bills [Member] | US Treasury Bills, 0.0125% [Member]
Schedule of Investments [Line Items]
Investments in U.S. Treasury bills, at fair value	$ 9,249,393
Percentage of Partners' Capital	10.23%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Futures and Forward Contracts [Member]
Schedule of Investments [Line Items]
Fair Value	$ (774,748)		$ 839,282
Percentage of Partners' Capital	(0.86%)		0.77%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Fair Value	$ 24,795		$ (605,582)
Percentage of Partners' Capital	0.03%		(0.55%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Schedule of Investments [Line Items]
Fair Value	$ 1,661		$ 539,849
Percentage of Partners' Capital	0.00%	[1]	0.49%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Schedule of Investments [Line Items]
Fair Value	$ (393,751)		$ (775,708)
Percentage of Partners' Capital	(0.44%)		(0.71%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Long [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Schedule of Investments [Line Items]
Fair Value	$ (407,453)		$ 1,680,723
Percentage of Partners' Capital	(0.45%)		1.54%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Futures and Forward Contracts [Member]
Schedule of Investments [Line Items]
Fair Value	$ 385,170		$ 3,231,185
Percentage of Partners' Capital	0.43%		2.95%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Futures and Forward Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (220,180)		$ 1,735,517
Percentage of Partners' Capital	(0.24%)		1.58%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Futures and Forward Contracts [Member] | Equity [Member]
Schedule of Investments [Line Items]
Fair Value	$ (28,878)		$ (58,649)
Percentage of Partners' Capital	(0.03%)		(0.05%)
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Futures and Forward Contracts [Member] | Foreign Currency [Member]
Schedule of Investments [Line Items]
Fair Value	$ 626,957		$ 1,565,204
Percentage of Partners' Capital	0.69%		1.43%
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Short [Member] | Futures and Forward Contracts [Member] | Interest Rate [Member]
Schedule of Investments [Line Items]
Fair Value	$ 7,271		$ (10,887)
Percentage of Partners' Capital	0.01%		(0.01%)
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Schedule of Investments [Line Items]
Cost	$ 20,143,933		$ 7,147,767
Fair Value	$ 25,260,063		$ 37,031,024
Partners'Capital	102.85%		103.71%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | BHM I, LLC [Member]
Schedule of Investments [Line Items]
Fair Value	$ 3,894,858		$ 28,236,607
Partners'Capital	15.86%		79.08%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | MB Master Fund [Member]
Schedule of Investments [Line Items]
Cost	$ 9,133,118		$ 3,189,218
Fair Value	$ 8,922,695		$ 3,502,992
Partners'Capital	36.33%		9.81%
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | PGR Master Fund [Member]
Schedule of Investments [Line Items]
Cost	$ 11,010,815		$ 3,958,549
Fair Value	$ 12,442,510		$ 5,291,425
Partners'Capital	50.66%		14.82%

[1]	Due to rounding.